32. Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution [Abstract]
Schedule of income tax and social contribution
	2020	2019	2018
Income tax and social contribution - current
Income tax for the year	(684,099)	(155,521)	(253,120)
Social contribution for the year	(232,671)	(58,905)	(92,502)
Tax incentive – SUDENE/SUDAM (*)	164,442	156,594	146,454
	(752,328)	(57,832)	(199,168)
Deferred income tax and social contribution
Deferred income tax	453,127	(625,516)	651,632
Deferred social contribution	144,722	(225,186)	217,501
	597,849	(850,702)	869,133
Provision for contingencies of income tax and social contribution
	(9,671)	(5,406)	(5,054)
	588,178	(856,108)	864,079
	(164,150)	(913,940)	664,911

Schedule of income tax and social contribution expenses reconciliation

The reconciliation between income tax and social contribution expense as calculated by applying combined tax rates and amounts reflected in income (loss) is as follows:

	2020	2019	2018

Profit before income tax and social contribution	1,992,404	4,536,067	1,880,190
Combined statutory rate	34%	34%	34%
Income tax and social contribution at the combined statutory rates	(677,417)	(1,542,263)	(639,265)
(Additions) /exclusions:
Permanent additions, exclusions:
Nondeductible expenses for tax purposes	(30,959)	(18,783)	920,745
Tax incentive SUDENE/SUDAM (*)	164,442	194,161	146,454
Tax benefit related to interest on shareholders’ equity allocated	368,220	338,449	288,998
Other amounts	11,564	114,495	(52,021)
	513,267	628,322	1,304,176
Income tax and social contribution recorded in the income (loss) for the year
	(164,150)	(913,941)	664,911
Effective rate	8.24%	20.15%	(35.36%)